UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	01/31
Date of reporting period:	01/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus New Jersey
Municipal Money
Market Fund, Inc.

ANNUAL REPORT January 31, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
22	Report of Independent Registered
Public Accounting Firm
23	Important Tax Information
24	Board Members Information
26	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the 12-month period from February 1, 2004, through January 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Joseph Irace.

Many investors breathed a sigh of relief as rising interest rates drove tax-exempt money market yields above historical lows. The Federal Reserve Board raised short-term interest rates five times between June and December 2004, more than doubling the overnight federal funds rate from 1% to 2.25% .What’s more, the Fed raised rates for the sixth consecutive time in early February 2005, and many analysts expect further increases in the months ahead. However, risks to the economic recovery remain, including the possibility that a terrorist attack could derail the confidence of consumers and corporate decision-makers.

As always, we urge our shareholders to view the financial markets from a perspective measured in years rather than weeks or months. One of the best ways to ensure a long-term perspective is to establish an investment plan with the help of your financial advisor, and review it periodically to track your progress toward your financial goals.

Thank you for your continued confidence and support.

The Dreyfus Corporation February 15, 2005
2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus New Jersey Municipal Money Market Fund, Inc. perform during the period?

For the 12-month period ended January 31, 2005, the fund produced a yield of 0.64% .Taking into account the effects of compounding, the fund also produced an effective yield of 0.64% .1

We attribute the fund’s returns to low short-term interest rates. However, money market yields began to rise during the reporting period, and by January 31, 2005, tax-exempt money market yields reached their highest levels in approximately two years.

What is the fund’s investment approach?

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to maintain a stable $1.00 share price. To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

Although inflation appeared to be low when the reporting period began, in April 2004 higher energy prices and stronger-than-expected job growth began to fuel investors’ concerns that inflationary pressures might be rising, and longer-term money market yields began to climb. To forestall a potential acceleration of inflation, the Federal Reserve Board (the “Fed”) increased its target for the overnight federal funds rate five times between late June and December, driving the federal funds rate from 1% to 2.25% by the reporting period’s end.

As the national economy improved, so did New Jersey’s fiscal condition. However, the state used deficit financing to balance its budget for the 2005 fiscal year, prompting all three of the major bond rating agencies to downgrade the state’s credit rating for its longer-term bonds. In addition, New Jersey faces a shortfall of approximately $4 billion for its 2006 fiscal year. Acting Governor Richard Codey faces difficult decisions in the wake of the New Jersey State Supreme Court’s ruling that prohibits borrowing to bridge future budget deficits.These developments have had little effect on the state’s short-term debt.

To capture incrementally higher yields early in the reporting period, we maintained the fund’s weighted average maturity in a range we considered longer than industry averages. During the summer, when it became clear that the Fed was likely to continue raising short-term interest rates, we reduced the fund’s weighted average maturity to maintain the liquidity required to invest in higher-yielding instruments as they became available.

4

More recently, we have focused primarily on municipal notes and bonds with maturities in the three- to eight-months range. In our view, securities in this range have represented more attractive values than very short-term, floating-rate securities and one-year municipal notes. Within this maturity range, we have constructed a “laddered” portfolio of tax-exempt securities so that they mature at regular inter-vals.This strategy is designed to help ensure liquidity and guard against the possibility that a disproportionate amount of securities may mature during a time of unusually low reinvestment rates.

What is the fund’s current strategy?

Just days after the end of the reporting period, the Fed implemented its sixth consecutive increase of the federal funds rate, raising it to 2.5% . Many analysts believe, and we agree, that the Fed is not yet finished in its attempts to forestall potential inflationary pressures by removing the aggressively accommodative monetary policy it had put in place after the 2001 terrorist attacks.Accordingly, we intend to maintain the fund’s current positioning, including a weighted average maturity that is slightly longer than industry averages and a laddered portfolio of high-quality money market instruments from New Jersey issuers.

February 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from August 1, 2004 to January 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended January 31, 2005

Expenses paid per $1,000 †	$ 3.27
Ending value (after expenses)	$1,004.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2005

Expenses paid per $1,000 †	$ 3.30
Ending value (after expenses)	$1,021.87

† Expenses are equal to the fund’s annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS January 31, 2005
	Principal
Tax Exempt Investments—101.1%	Amount ($)		Value ($)

Bayshore Regional Sewer Authority
Sewer Revenue, Refunding
5%, 5/1/2005 (Insured; MBIA)	1,100,000		1,109,577
Bergen County Improvement Authority, MFHR
VRDN (Kentshire Apartments Project)
1.87% (Insured; FNMA and Liquidity Facility; FNMA)	9,000,000	[a]	9,000,000
Bernards Township, GO Notes, BAN
3%, 9/16/2005	2,000,000		2,009,293
Brick Township, GO Notes, BAN
2%, 2/11/2005	4,000,000		4,000,465
Camden County Improvement Authority, Revenue
VRDN (Cooper Health System Project)
1.94% (LOC; Commerce Bank N.A.)	7,000,000	[a]	7,000,000
Cumberland County, GO Notes, BAN
2.50%, 5/16/2005	10,500,000		10,516,410
East Brunswick Township, GO Notes, BAN
1.75%, 3/18/2005	3,600,000		3,602,185
Essex County Improvement Authority
Private Schools Revenue, VRDN
(The Children’s Institute Project)
1.92% (LOC; Wachovia Bank)	1,580,000	[a]	1,580,000
Hopatcong Borough, GO Notes, BAN
3%, 9/23/2005	1,822,000		1,836,928
Hudson County, GO Notes, BAN
3%, 9/21/2005	3,850,000		3,880,024
Jefferson Township, GO Notes, BAN
3.25%, 2/3/2006	2,168,300		2,187,359
Middlesex County Improvement Authority, LR
Guaranteed Capital Equipment Program
2%, 6/15/2005	1,345,000		1,345,000
Monmouth County Improvement Authority, Refunding:
LR, Correctional Facilities
4.375%, 8/1/2005	710,000		719,129
Revenue, Governmental Loan Program
3.50%, 4/15/2005 (Insured; AMBAC)	1,020,000		1,024,752
Montclair Township, GO Notes
1.75%, 3/18/2005	8,000,000		8,004,856
Morristown, GO Notes, TAN
1.80%, 2/18/2005	1,000,000		1,000,066

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Township of Mount Laurel, GO Notes, BAN
3%, 6/24/2005	1,300,000		1,306,254
State of New Jersey, GO Notes:
2%, 4/1/2005	1,505,000		1,506,396
Refunding 5.625%, 2/15/2005	5,515,000		5,523,099
TAN 3%, 6/24/2005	15,970,000		16,029,728
New Jersey Economic Development Authority:
Industrial Revenue, CP (Keystone/Logan)
1.90%, 3/14/2005 (LOC; Banque Paribas)	5,000,000		5,000,000
LR, Refunding
(State Office Buildings Project)
3%, 6/15/2005 (Insured; FSA)	1,000,000		1,004,192
VRDN:
EDR:
(A. F. L. Quality Inc. Project)
1.88% (LOC; Bank of America)	1,100,000	[a]	1,100,000
(The Center School Project)
1.85% (LOC; Bank of America)	1,200,000	[a]	1,200,000
(Institute of Electrical Engineers)
1.87% (LOC; Wachovia Bank)	2,925,000	[a]	2,925,000
(Kenwood USA Corp. Project)
2.85% (LOC; The Bank of New York)	6,000,000	[a]	6,000,000
(Meridian Assisted Living Shrewsbury)
1.88% (Insured; FNMA and
Liquidity Facility; FNMA)	5,250,000	[a]	5,250,000
(Office Center Associates Project)
1.85% (LOC; Bank of America)	2,050,000	[a]	2,050,000
(Republic Services Inc. Project)
1.88% (LOC; Bank of America)	2,000,000	[a]	2,000,000
Refunding:
(Jewish Community Metropolitan West)
1.87% (LOC; Wachovia Bank)	1,000,000	[a]	1,000,000
(R. Realty Co. Project)
1.87% (LOC; Wachovia Bank)	1,670,000	[a]	1,670,000
(Stamato Realty LLC Project)
1.89% (LOC; Valley National Bank)	4,130,000	[a]	4,130,000
(Superior Bakers Inc.)
1.86% (LOC; PNC Bank N.A.)	2,135,000	[a]	2,135,000
Industrial Revenue:
(Buchanan and Zweigle Project)
1.97% (LOC; Wachovia Bank)	2,555,000	[a]	2,555,000
(Falcon Safety Products Project)
1.86% (LOC; PNC Bank N.A.)	2,670,000	[a]	2,670,000
(RFC Container Co. Inc.)
1.86% (LOC; PNC Bank N.A.)	1,445,000	[a]	1,445,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New Jersey Economic Development Authority (continued):
VRDN (continued):
Manufacturing Facilities Revenue
(Rennoc Corp./Santa’s Best Project)
1.95% (LOC; ABN-AMRO)	1,305,000	[a]	1,305,000
PCR, Refunding
(Hoffman La Roche Inc.)
1.87% (LOC; Wachovia Bank)	12,365,000	[a]	12,365,000
Revenues:
(Catholic Charities)
1.87% (LOC; Wachovia Bank)	1,215,000	[a]	1,215,000
(CPC Behavioral Health Care)
1.92% (LOC; Wachovia Bank)	3,595,000	[a]	3,595,000
(Developmental Disabilities)
1.92% (LOC; Wachovia Bank)	2,515,000	[a]	2,515,000
(Four Woodbury Mews Project)
1.96% (LOC; Bank of America)	6,600,000	[a]	6,600,000
(School Facilities Construction)
1.89% (Insured; AMBAC and Liquidity Facility;
The Bank of New York)	2,000,000	[a]	2,000,000
(Three Woodbury Mews Project)
1.96% (LOC; Bank of America)	9,525,000	[a]	9,525,000
(Young Men’s Christian Association)
1.92% (LOC; Wachovia Bank)	1,475,000	[a]	1,475,000
School Revenue:
Refunding (Blair Academy)
1.87% (LOC; Wachovia Bank)	5,240,000	[a]	5,240,000
(Stuart Country Day School)
1.88% (LOC; Allied Irish Bank PLC)	5,200,000	[a]	5,200,000
Special Facilities Revenue
(Port Newark Container LLC)
1.86% (LOC; Citibank N.A.)	20,700,000	[a]	20,700,000
Thermal Energy Facilities Revenue
(Thermal Energy Limited)
1.85% (LOC; Bank One)	1,800,000	[a]	1,800,000
New Jersey Educational Facilities Authority
College and University Revenue, VRDN
(Caldwell College)
1.87% (LOC; Allied Irish Bank)	5,935,000	[a]	5,935,000
New Jersey Health Care Facilities Financing Authority
Revenue:
Refunding (Saint Clare’s Hospital)
3%, 7/1/2005 (Insured; MBIA)	1,895,000		1,902,720
VRDN (RWJ Health Care Corp.)
1.88% (LOC: Commerce Bank N.A.)	24,680,000	[a]	24,680,000

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New Jersey Housing and Mortgage Finance Agency:
SFHR:
1%, 4/1/2005	9,355,000		9,345,988
1.05%, 4/1/2005	9,000,000		8,990,602
VRDN:
Revenue, Merlots Program
1.93% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	1,580,000	[a]	1,580,000
SFHR 1.88%	6,420,000	[a]	6,420,000
New Jersey Transit Corporation:
COP
5.25%, 9/15/2005 (Insured; AMBAC)	1,000,000		1,019,843
Revenue, GAN
5.50%, 2/1/2005 (Insured; AMBAC)	9,500,000		9,500,000
New Jersey Turnpike Authority
Turnpike Revenue, VRDN
Merlots Program 1.88% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	7,700,000	[a]	7,700,000
Newark Housing Authority, MFHR, VRDN
1.97% (Liquidity Facility; Merrill Lynch)	4,590,000	[a]	4,590,000
North Plainfield, GO Notes, BAN
3%, 6/29/2005	2,600,000		2,612,950
County of Passaic, GO Notes
3%, 3/15/2005 (Insured; MBIA)	1,025,000		1,027,280
Paterson, GO Notes, BAN
2.75%, 6/24/2005	10,000,000		10,032,675
Port Authority of New York and New Jersey, VRDN:
Revenue:
1.89% (Insured; FGIC and Liquidity Facility;
BNP Paribas)	10,000,000	[a]	10,000,000
Putters Program 1.89% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	[a]	3,000,000
Special Obligation Revenue:
Merlots Program 1.93% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	2,395,000	[a]	2,395,000
Putters Program 1.89% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	[a]	3,000,000

10

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Rahway Redevelopment Agency, Revenue
(Public Library Project) 1.95%, 10/29/2005	2,500,000		2,500,000
Red Bank Regional High School District, GO Notes
3%, 9/30/2005	1,500,000		1,511,669
Saddle Brook Township, GO Notes, BAN
2%, 2/4/2005	11,902,854		11,903,649
Salem County Industrial Pollution Control Financing
Authority, Revenue, VRDN
(E. I. duPont deNemours Project) 1.85%	2,100,000	[a]	2,100,000
Union County Improvement Authority:
LR, Refunding, Capital Equipment and
Facilities Program 2.25%, 4/1/2005	1,410,000		1,411,281
Revenue, VRDN (Cedar Glen Housing Corp. Project)
1.87% (Insured; FNMA and Liquidity Facility; FNMA)	11,410,000	[a]	11,410,000
Township of Vernon, GO Notes, BAN
2.75%, 9/16/2005	2,500,000		2,508,121

Total Investments (cost $345,875,381)	101.1%		345,927,491
Liabilities, Less Cash and Receivables	(1.1%)		(3,611,235)
Net Assets	100.0%		342,316,256

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S (continued)

Summary of Abbreviations

AMBAC	American Municipal Bond	GAN	Grant Anticipation Notes
	Assurance Corporation	GO	General Obligation
BAN	Bond Anticipation Notes	LOC	Letter of Credit
COP	Certificate of Participation	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
EDR	Economic Development Revenue		Insurance Corporation
FGIC	Financial Guaranty Insurance	MFHR	Multi—Family Housing Revenue
	Company	PCR	Pollution Control Revenue
FNMA	Federal National Mortgage	SFHR	Single Family Housing Revenue
	Association	TAN	Tax Anticipation Notes
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	66.9
AAA, AA, A [b]	Aaa, Aa, A [b]	AAA, AA, A [b]	13.7
Not Rated [c]	Not Rated [c]	Not Rated [c]	19.4
			100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	345,875,381	345,927,491
Receivable for investment securities sold		1,302,115
Interest receivable		2,150,353
Prepaid expenses		9,529
		349,389,488

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		169,422
Cash overdraft due to Custodian		3,280,886
Payable for investment securities purchased		3,389,866
Payable for shares of Common Stock redeemed		155,362
Accrued expenses		77,696
		7,073,232

Net Assets ($)		342,316,256

Composition of Net Assets ($):
Paid-in capital		342,332,123
Accumulated net realized gain (loss) on investments		(67,977)
Accumulated gross unrealized appreciation of investments		52,110

Net Assets ($)		342,316,256

Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		342,428,789
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Year Ended January 31, 2005
Investment Income ($):
Interest Income	4,817,027
Expenses:
Management fee—Note 2(a)	1,874,267
Shareholder servicing costs—Note 2(b)	406,128
Professional fees	51,994
Custodian fees	45,386
Directors’ fees and expenses—Note 2(c)	25,383
Prospectus and shareholders’ reports	19,522
Registration fees	12,301
Miscellaneous	18,560
Total Expenses	2,453,541
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(6,601)
Net Expenses	2,446,940
Investment Income—Net	2,370,087

Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	15,936
Net unrealized appreciation on investments	52,110
Net Realized and Unrealized Gain (Loss) on Investments	68,046
Net Increase in Net Assets Resulting from Operations	2,438,133

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2005	2004

Operations ($):
Investment income—net	2,370,087	1,897,402
Net realized gain (loss) on investments	15,936	3,295
Net unrealized appreciation
on investments	52,110	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,438,133	1,900,697

Dividends to Shareholders from ($):
Investment income—net	(2,370,087)	(1,897,402)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	495,194,440	519,029,161
Dividends reinvested	2,028,553	1,562,187
Cost of shares redeemed	(527,358,673)	(575,210,483)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(30,135,680)	(54,619,135)
Total Increase (Decrease) in Net Assets	(30,067,634)	(54,615,840)

Net Assets ($):
Beginning of Period	372,383,890	426,999,730
End of Period	342,316,256	372,383,890

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended January 31,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.005	.008	.020	.033
Distributions:
Dividends from investment income—net	(.006)	(.005)	(.008)	(.020)	(.033)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.64	.46	.83	2.06	3.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65	.64	.65	.65	.67
Ratio of net expenses
to average net assets	.65	.64	.65	.65	.67
Ratio of net investment income
to average net assets	.63	.46	.83	2.04	3.25

Net Assets, end of period ($ x 1,000)	342,316	372,384	427,000	468,492	439,244

See notes to financial statements.
16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investment represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At January 31, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

18

The accumulated capital loss carryover of $67,977 is available to be applied against future net securities profits, if any, realized subsequent to January 31, 2005. If not applied, $5,005 of the carryover expires in fiscal 2006 and $62,972 expires in fiscal 2007.

The tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2005 and January 31, 2004, were all tax exempt income.

At January 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended January 31, 2005, the fund was charged $207,034 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer,Inc.,a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2005, the fund was charged $109,112 pursuant to the transfer agency agreement.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $151,462 and transfer agency per account fees $17,960.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”). In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that

20

were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vig-orously.Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New Jersey Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus New Jersey Municipal Money Market Fund, Inc., including the statement of investments, as of January 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New Jersey Municipal Money Market Fund, Inc. at January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York March 7, 2005
22

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended January 31, 2005 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New Jersey residents, New Jersey personal income taxes).

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 193
———————

David W. Burke (68) Board Member (1994)

Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 84
———————

Samuel Chase (72) Board Member (1988)

Principal Occupation During Past 5 Years: • Corporate Director and Trustee

No. of Portfolios for which Board Member Serves: 15
———————

Gordon J. Davis (63) Board Member (1995)

Principal Occupation During Past 5 Years:
  Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies, Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 26
24

Joni Evans (62) Board Member (1988)

Principal Occupation During Past 5 Years:

• Senior Vice President of the William Morris Agency

No. of Portfolios for which Board Member Serves: 15
———————
Arnold S. Hiatt (77) Board Member (1988)

Principal Occupation During Past 5 Years:

• Chairman of The Stride Rite Charitable Foundation

Other Board Memberships and Affiliations:
  Isabella Stewart Gardner Museum,Trustee
  John Merck Fund, a charitable trust,Trustee
  Business for Social Responsibility, Chairman
No. of Portfolios for which Board Member Serves: 15

———————

Burton N. Wallack (54) Board Member (1991)

Principal Occupation During Past 5 Years:

• President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 15
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554`-4611.

The Fund 25

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since	JOHN B. HAMMALIAN, Secretary since
March 2000.	March 2000.
Chairman of the Board, Chief Executive	Associate General Counsel of the Manager,
Officer and Chief Operating Officer of the	and an officer of 36 investment companies
Manager, and an officer of 92 investment	(comprised of 45 portfolios) managed by the
companies (comprised of 185 portfolios)	Manager. He is 41 years old and has been an
managed by the Manager. Mr. Canter also is a	employee of the Manager since February 1991.

Board member and, where applicable, an	STEVEN F. NEWMAN, Assistant Secretary
Executive Committee Member of the other	since March 2000.
investment management subsidiaries of Mellon
Financial Corporation, each of which is an	Associate General Counsel and Assistant
affiliate of the Manager. He is 59 years old and	Secretary of the Manager, and an officer of 93
has been an employee of the Manager since	investment companies (comprised of 201
May 1995.	portfolios) managed by the Manager. He is 55
years old and has been an employee of the
STEPHEN R. BYERS, Executive Vice	Manager since July 1980.
President since November 2002.
MICHAEL A. ROSENBERG, Assistant
Chief Investment Officer,Vice Chairman and a	Secretary since March 2000.
director of the Manager, and an officer of 92
investment companies (comprised of 185	Associate General Counsel of the Manager,
portfolios) managed by the Manager. Mr. Byers	and an officer of 90 investment companies
also is an officer, director or an Executive	(comprised of 194 portfolios) managed by the
Committee Member of certain other	Manager. He is 45 years old and has been an
investment management subsidiaries of Mellon	employee of the Manager since October 1991.
Financial Corporation, each of which is an	JAMES WINDELS, Treasurer since
affiliate of the Manager. He is 51 years old and	November 2001.
has been an employee of the Manager since
January 2000.	Director – Mutual Fund Accounting of the
Manager, and an officer of 93 investment
MARK N. JACOBS, Vice President since	companies (comprised of 201 portfolios)
March 2000.	managed by the Manager. He is 46 years old
Executive Vice President, Secretary and	and has been an employee of the Manager
General Counsel of the Manager, and an	since April 1985.
officer of 93 investment companies (comprised	ROBERT ROBOL, Assistant Treasurer
of 201 portfolios) managed by the Manager.	since August 2003.
He is 58 years old and has been an employee
of the Manager since June 1977.	Senior Accounting Manager – Money Market
Funds of the Manager, and an officer of 39
investment companies (comprised of 84
portfolios) managed by the Manager. He is 40
years old and has been an employee of the
Manager since October 1988.

26

KENNETH J. SANDGREN, Assistant	WILLIAM GERMENIS, Anti-Money
Treasurer since November 2001.	Laundering Compliance Officer since
Mutual Funds Tax Director of the Manager,	October 2002.
and an officer of 93 investment companies	Vice President and Anti-Money Laundering
(comprised of 201 portfolios) managed by the	Compliance Officer of the Distributor, and the
Manager. He is 50 years old and has been an	Anti-Money Laundering Compliance Officer
employee of the Manager since June 1993.	of 88 investment companies (comprised of 196

JOSEPH W. CONNOLLY, Chief Compliance	portfolios) managed by the Manager. He is 34
Officer since October 2004.	years old and has been an employee of the
Distributor since October 1998.
Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (93 investment
companies, comprising 201 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 47 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

The Fund 27

NOTES

For More Information

Dreyfus	Transfer Agent &
New Jersey Municipal	Dividend Disbursing Agent
Money Market Fund, Inc.	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166

Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,030 in 2004 and $32,553 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $___0___ in 2004 and $___0___ in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $288,500 in 2004 and $___0__ in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,583 in 2004 and $2,568 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $___0___ in 2004 and $___0___ in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $281 in 2004 and $231 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $___0___ in 2004 and $___0___ in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $521,764 in 2004 and $715,101 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 9.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York,

New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 29, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 29, 2005

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)